Fees Summary	Sep. 04, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	117,024.14
Total Transaction Valuation	847,386,997.00
Total Offset Amount	0.00
Net Fee	$ 117,024.14
Offering Table N/A
Offset Table N/A	N/A